Segment Information (Tables)	3 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Schedule of Operating Segments

Assets and liabilities are neither reported nor reviewed by the CODM at the operating segment level.

	Three months ended December 31, 2024
	Americas	EMEA	APAC	Total Reportable Segments	Corporate / Other	Total
Revenue	210,700	102,759	47,103	360,562	1,157	361,719
Adjusted EBITDA	66,392	26,791	14,201	107,384	(5,291)	102,093
Foreign exchange loss						(11,871)
EBITDA						90,222
Depreciation and amortization						(26,192)
Finance cost, net						(24,778)
Profit before tax						39,252

	Three months ended December 31, 2023
	Americas	EMEA	APAC	Total Reportable Segments	Corporate / Other	Total
Revenue	181,453	87,528	32,084	301,065	1,859	302,924
Adjusted EBITDA	51,553	24,466	10,855	86,874	(5,518)	81,356
Foreign exchange loss						(11,655)
IPO-related costs						(7,293)
Share-based compensation expenses						(3,591)
EBITDA						58,817
Depreciation and amortization						(23,247)
Finance cost, net						(36,050)
Loss before tax						(480)